Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Revenues	$ 34,746,512	$ 23,090,940	$ 68,361,993	$ 53,503,793	$ 128,032,397	$ 53,343,310
Net loss attributable to common shareholders					104,874,558	38,501,369
Net cash used in operating activities			9,931,736	$ 17,420,685	32,294,587	56,954,306
Accumulated deficit	$ 208,393,149		$ 208,393,149		$ 162,273,286	73,041,323
Available credit						8,500,000
Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Borrowings subject to note holders approval						$ 5,000,000.0